OVERVIEW (Details) (USD $)	1 Months Ended		12 Months Ended
	Aug. 12, 2013	Dec. 20, 2012	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2013
OVERVIEW [Abstract]
Redemption of common stock, shares		(19,500,000)
Common stock, shares outstanding		20,000,000	1,500,000	160,623,289	160,623,289
Redemption of common stock			$ (1,950)
Redemption price		$ 0.0001
Exchange of shares	1.6
Stock issued during period, acquisitions	97,970,562
Number of shares converted	156,752,899
Accumulated deficit			$ (514,496)	$ (1,796,454)	$ (1,490,734)